Segments - Summary of Results for the Group's Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total revenue	$ 6,501,419	$ 5,333,882	$ 4,710,493
Total cruise operating expenses	(3,683,860)	(3,114,081)	(2,851,784)
Other operating expenses
Selling and administration	(1,031,235)	(883,889)	(789,040)
Depreciation, amortization and impairment	(284,790)	(260,844)	(253,719)
Total other operating expenses	(1,316,025)	(1,144,733)	(1,042,759)
Operating income (loss)	1,501,534	1,075,068	815,950
River
Disclosure of operating segments [line items]
Total revenue	3,070,849	2,654,407	2,341,274
Total cruise operating expenses	(1,789,646)	(1,569,207)	(1,446,513)
Other operating expenses
Selling and administration	(474,874)	(439,424)	(398,791)
Depreciation, amortization and impairment	(95,399)	(97,827)	(106,983)
Total other operating expenses	(570,273)	(537,251)	(505,774)
Operating income (loss)	710,930	547,949	388,987
Ocean
Disclosure of operating segments [line items]
Total revenue	2,868,205	2,196,040	1,945,200
Total cruise operating expenses	(1,549,311)	(1,241,420)	(1,131,696)
Other operating expenses
Selling and administration	(374,764)	(292,843)	(266,547)
Depreciation, amortization and impairment	(149,126)	(120,678)	(108,220)
Total other operating expenses	(523,890)	(413,521)	(374,767)
Operating income (loss)	795,004	541,099	438,737
Other
Disclosure of operating segments [line items]
Total revenue	562,365	483,435	424,019
Total cruise operating expenses	(344,903)	(303,454)	(273,575)
Other operating expenses
Selling and administration	(181,597)	(151,622)	(123,702)
Depreciation, amortization and impairment	(40,265)	(42,339)	(38,516)
Total other operating expenses	(221,862)	(193,961)	(162,218)
Operating income (loss)	$ (4,400)	$ (13,980)	$ (11,774)